Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill
Summary of Intangible and goodwill

						Internally-
Cost	Brand	Customer				developed
in €‘000	name	base	Licenses		Technology	software	Goodwill	Total
Balance as of January 1, 2021	7,058	44,759	546,411		16,878	36,263	96,096	747,465
Additions	—	—	324,234		1,032	11,794	—	337,060
Additions through business combinations	1,767	22,134	5		60,918	—	151,225	236,049
Disposals	—	—	(172,042)		(6)	—	—	(172,048)
Disposal due to reduction in service potential	—	—	(9,132)		—	—	—	(9,132)
Translation adjustments	168	1,380	869		4,623	69	11,672	18,781
Balance as of December 31, 2021	8,993	68,273	690,345		83,445	48,126	258,993	1,158,175
Additions	—	—	93,346		8,915	17,730	—	119,991
Additions through business combinations	3,901	6,721	61		17,469	—	49,316	77,468
Disposals	—	—	(42,186)		(5,800)	(1,291)	—	(49,277)
Disposal due to reduction in service potential	—	—	(646)		—	—	—	(646)
Translation adjustments	283	976	706		3,572	374	7,505	13,416
Balance as of December 31, 2022	13,177	75,970	741,626		107,601	64,939	315,814	1,319,127
Amortization and impairment in €‘000
Balance as of January 1, 2021	(6,009)	(23,168)	(336,136)		(12,610)	(13,484)	(9,989)	(401,396)
Amortization	(396)	(5,012)	(100,601)	1)	(6,048)	(6,991)	—	(119,048)
Disposals	—	—	172,042		6	188	—	172,236
Translation adjustments	(37)	(26)	(441)		(169)	30	(852)	(1,495)
Balance as of December 31, 2021	(6,442)	(28,206)	(265,136)		(18,821)	(20,257)	(10,841)	(349,703)
Amortization	(1,039)	(6,543)	(144,065)	1)	(13,402)	(7,782)	—	(172,831)
Disposals	—	—	42,186		5,800	1,290	—	49,276
Translation adjustments	(228)	(224)	(390)		(21)	(390)	(984)	(2,237)
Balance as of December 31, 2022	(7,709)	(34,973)	(367,405)		(26,444)	(27,139)	(11,825)	(475,495)
Carrying amount
As of December 31, 2021	2,551	40,067	425,209		64,624	27,869	248,152	808,472
As of December 31, 2022	5,468	40,997	374,221		81,157	37,800	303,989	843,632
1)	Includes €94,312 and €140,200 of sport rights amortization for the years ended December 31, 2021 and 2022, respectively.

Summary of carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount

Goodwill per CGU	RoW	RoW	RoW	United
in €‘000	Betting	Betting AV	Other	States
Goodwill as of January 1, 2021	29,335	44,001	12,772	—
Acquisition	—	57,814	4,659	88,752
Foreign currency translation effect	117	4,481	72	6,148
Goodwill as of December 31, 2021	29,452	106,296	17,504	94,900
Acquisition	46,237	—	3,079	—
Foreign currency translation effect	(1,793)	3,875	(56)	4,495
Goodwill as of December 31, 2022	73,896	110,171	20,527	99,395

Key assumptions used
For 2021:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	39.8%	15.3%	22.1%	23.2%
Discount rate —WACC (before taxes)	10.1%	10.1%	12.0%	12.7%
For 2022:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	38.5%	14.6%	22.7%	26.7%
Discount rate —WACC (before taxes)	12.2%	12.1%	13.7%	15.1%
[1]

The budgeted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.